FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Summary of interest rate swaps not designated as hedges
The interest rate swaps are not designated as hedges and are summarized as at June 30, 2019 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
13,650	June 2013	June 2020	1.4025%
40,749	September 2013	September 2020	1.5035%
69,292	December 2013	December 2020	1.6015%
13,376	March 2014	March 2021	1.6998%
13,719	June 2014	June 2021	1.7995%
14,062	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
314,848

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2019 and December 31, 2018 are as follows:

	2019		2018
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	90,793	90,793	66,484	66,484
Restricted cash	1,254	1,254	1,420	1,420
Liabilities:
Floating rate debt	1,613,389	1,613,389	1,525,028	1,525,028
Fixed rate debt	147,692	146,388	215,524	212,696

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at June 30, 2019 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	90,793	90,793	—	—
Restricted cash	1,254	1,254	—	—
Liabilities:
Floating rate debt	1,613,389	—	1,613,389	—
Fixed rate debt	146,388	—	6,703	139,685

The estimated fair value of financial assets and liabilities at December 31, 2018 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	66,484	66,484	—	—
Restricted cash	1,420	1,420	—	—
Liabilities:
Floating rate debt	1,525,028	—	1,525,028	—
Fixed rate debt	212,696	—	7,631	205,065